LEASES (Tables)	12 Months Ended
Dec. 31, 2021
Lessee Disclosure [Abstract]
Schedule of Lease Cost	The lease cost was as follows:
	Year ended December 31, 2021	Year ended December 31, 2020
Operating lease expenses	2,080	2,158

Schedule of Supplemental Cash Flow Information Related to Leases

     Supplemental cash flow information related to leases was as follows:

	Year ended December 31, 2021	Year ended December 31, 2020
Operating cash flows from operating leases	2,226	2,158
Right-of-use assets obtained in exchange for lease obligations (non-cash)	399	1,756

Schedule of Operating Cash Flows

Supplemental balance sheet information related to operating leases is as follows:

	December 31, 2021	December 31, 2020
Operating Leases
Operating lease right-of-use assets	3,114	6,767

Current operating lease liabilities	1,169	1,614
Non-current operating lease liabilities	1,989	5,758
Total operating lease liabilities	3,158	7,372

Weighted Average Remaining Lease Term
Operating leases - Israel	2 years	4 years
Operating leases – United States	5 years	5 years

Weighted Average discount rate
Operating leases - Israel	4.5%	4.5%
Operating leases – United States	4.84%	4.84%

Schedule of Maturities of Lease Liabilities

As of December 31, 2021, the maturities of lease liabilities were as follows:

Year	Amount
2022	$1,221
2023	757
2024	643
2025	241
2026	241
2027 and after	182
Total lease payments	3,285
Less imputed interest	(127)
Total	$3,158